Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 23, 2012	Sep. 25, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 27, 2009
Cash flows from operating activities:
Net income	$ 2,902	$ 3,147	$ 3,464	$ 3,291	$ 2,653
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	4,672	3,141	4,448	2,732	1,549
Amortization of loan origination costs	241	275	363	188	188
Write-off of loan costs associated with paydown of long-term debt	1,581
Stock-based compensation	252	263	352	310	235
Deferred compensation contributed by shareholder		30	32	96	142
Non-cash settlement with former director		70	70
Loss on disposal of property and equipment	21	17	44	51	13
Amortization of deferred lease incentives	(620)	(456)	(620)	(241)	(44)
Deferred income taxes	889	997	1,198	1,218	882
Changes in operating assets and liabilities:
Accounts receivable	(51)	104	(44)	(188)	135
Inventories	20	(43)	(204)	(107)	(100)
Prepaid expenses and other current assets	(490)	(69)	(80)	(43)	(312)
Lease incentives receivable	(1,679)	2,478	1,936	(2,962)	(1,074)
Lease origination costs	(103)	(114)	(152)	(227)	(178)
Accounts payable	22	(240)	204	217	152
Accrued liabilities	3,266	3,042	2,767	754	850
Deferred lease incentives	4,288	2,325	3,425	6,663	1,928
Deferred compensation					(727)
Net cash provided by operating activities	15,211	14,967	17,203	11,752	6,292
Cash flows from investing activities:
Acquisition of property and equipment	(20,118)	(15,464)	(20,452)	(16,370)	(11,613)
Acquisition of other assets	(319)	(226)	(345)	(272)	(183)
Net proceeds on note receivable		115	115	(4)	(10)
Payment of contingent purchase price					(3,782)
Net cash used in investing activities	(20,437)	(15,575)	(20,682)	(16,646)	(15,588)
Cash flows from financing activities:
Payments on long-term debt	(77,006)	(28,330)	(28,482)	(1,232)	(750)
Borrowings on long-term debt	29,500	52,500	52,500	1,300	9,300
Dividend payments		(19,010)	(19,010)
Purchase of stock	(22,474)
Proceeds from sale of common stock, net of underwriting fees	81,104	83	183	5,351	200
Deferred offering costs	(2,137)	(281)	(875)
Borrowings under revolving line of credit	2,250		3,700	2,500	1,000
Payments under revolving line of credit	(4,950)	(2,250)	(3,250)	(1,750)
Loan origination costs	(327)	(1,797)	(1,797)
Net proceeds provided by financing activities	5,960	915	2,969	6,169	9,750
Net increase (decrease) in cash and cash equivalents	734	307	(510)	1,275	454
Cash and cash equivalents, beginning of period	2,827	3,337	3,337	2,062	1,608
Cash and cash equivalents, end of period	3,561	3,644	2,827	3,337	2,062
Supplemental cash flow disclosures:
Interest paid	4,094	2,108	4,060	3,700	2,825
Income taxes paid	366	305	317	197	147
Deferred offering costs not yet paid		796	763
Deferred offering costs paid in 2011 reclassed to equity	$ 875